Warrant Derivative (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Reconciliation of change in fair value of warrant derivative
Changes in the value of our warrant derivative were as follows:

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2021	64,035	$56
Change in fair value	—	20
Foreign exchange impact	—	3
As at December 31, 2022	64,035	$79
Issued pursuant to public offering	7,667,050	7,360
Discount on warrants issued	—	(1,822)
Amortization of discount on warrants issued	—	146
Change in fair value	—	(5,431)
Foreign exchange impact	—	(132)
As at December 31, 2023	7,731,085	$200
The following table summarizes our outstanding warrant derivative as at December 31, 2023:

Exercise price	Issuance date	Expiry date	Number of Warrants Outstanding
US$0.90	August 16, 2019	August 16, 2024	64,035
US$2.81	August 8, 2023	August 8, 2028	6,667,000
US$2.81	September 7, 2023	August 8, 2028	1,000,050
			7,731,085
The estimated fair value of the warrant derivative with an exercise price of US$2.81 was determined using the following assumptions:

	December 31, 2023	September 7, 2023	August 8, 2023
Underlying share price	US$1.35	US$2.39	US$2.26
Risk-free interest rate	3.2%	3.9%	3.8%
Expected life	4.6 years	5.0 years	5.0 years
Expected volatility	36.5%	36.5%	36.5%
Expected dividend yield	Nil	Nil	Nil
Fair value per warrant	US$0.18	US$0.79	US$0.70